Income Taxes (Details 3) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets:
Net operating loss carryforwards	$ 9,343,617	$ 13,521,964
Production costs	1,929,672	2,056,726
Investment	2,190,138	2,183,396
Stock-based compensation	104,236	40,516
Capitalized start-up costs	353,651	411,842
Accruals and other	898,494	398,310
Gross deferred tax assets	14,819,808	18,612,754
Deferred Tax Liabilities
Property and equipment	(922,857)	(1,428,075)
Net deferred tax assets	13,896,951	17,184,679
Valuation allowance	(13,896,951)	(17,184,679)
Deferred tax assets, net of valuation allowance